4. Stock Options and Warrants: Schedule of Stock Options, Activity (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Stock Options, Activity

	12/31/2014		12/31/2013
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	836,667	$1.43	236,667	$4.05
Granted	-	0.40	600,000	0.40
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding, end of period	836,667	$1.43	836,667	$1.43
Exercisable at the end of period	811,667	$1.46	611,667	$1.81